Goodwill and Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012
Changes in carrying amount of goodwill
Balance at the beginning of the period			$ 1,348,000
Goodwill acquired	1,348,000
Balance at the end of the period	1,348,000		1,348,000
Intangible Assets
Gross Carrying Amount	1,364,000	72,000
Accumulated Amortization	185,000	6,000
Net Carrying Amount	1,179,000	66,000
Weighted Average Remaining Useful Life	4 years 6 months	9 years 2 months 12 days
Amortization expense of acquisition-related intangible assets	179,000	6,000
Expected amortization expense for acquisition-related intangible assets
2012	266,000
2013	266,000
2014	266,000
2015	266,000
2016	93,000
Thereafter	22,000
Net Carrying Amount	1,179,000	66,000
Intellectual property
Intangible Assets
Gross Carrying Amount	72,000	72,000
Accumulated Amortization	13,000	6,000
Net Carrying Amount	59,000	66,000
Weighted Average Remaining Useful Life	8 years 2 months 12 days	9 years 2 months 12 days
Expected amortization expense for acquisition-related intangible assets
Net Carrying Amount	59,000	66,000
Developed technology
Intangible Assets
Gross Carrying Amount	1,292,000
Accumulated Amortization	172,000
Net Carrying Amount	1,120,000
Weighted Average Remaining Useful Life	4 years 3 months 18 days
Expected amortization expense for acquisition-related intangible assets
Net Carrying Amount	$ 1,120,000